Loan Receivables	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Loan Receivables
8 LOAN RECEIVABLES

	As of March 31,
	2021	2022
	RMB	RMB
Loan receivables - principal	126,597	54,211
- service fee	1,983	772
Allowance for doubtful accounts	(28,615)	(28,195)

Loan receivables, net	99,965	26,788

Allowance for doubtful accounts movement

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	(4,633)	(23,169)	(28,615)
Additions	(18,536)	(5,446)	—
Reversals	—	—	420

Balance at end of year	(23,169)	(28,615)	(28,195)